Stock Options and Warrants	12 Months Ended
Jun. 30, 2013
Notes
Stock Options and Warrants

NOTE 10 – STOCK OPTIONS AND WARRANTS

The estimated value of the compensatory common stock purchase warrants granted to non-employees in exchange for services and financing expenses is determined using the Black-Scholes evaluation model.

During the year ended June 30, 2013, the Company issued 3,000,000 options for services performed by consultants. These options have a one year life and an exercise price of $0.10 and were valued at a total of $32,545. The Company calculated a relative fair value for these options based on a volatility of 238%, a risk-free interest rate of .17% and a stock price on the date of issuance of $0.02.

During the year ended June 30, 2012, the Company issued 456,131 warrants in conjunction with common stock sold for cash. These warrants have a one year life and an exercise price of $0.15. The Company calculated a relative fair value for these warrants based on a volatility of 300% to 330%, a risk-free interest rate of .37% and a stock price on the date of issuance of $0.08 to $0.20.

Changes in stock options during the years ended June 30, 2013 and 2012 are as follows:

	Number of Options	Weighted Average Exercise Price	Value if Exercised
Outstanding, June 30, 2011	1,000,000	$ 0.20	$ 200,000
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Outstanding, June 30, 2012	1,000,000	0.20	200,000
Granted	3,000,000	0.10	300,000
Exercised	-	-	-
Cancelled	-	-	-
Expired	(4,000,000)	-	-
Outstanding, June 30, 2013	-	$ -	$ -

Changes in stock purchase warrants during the years ended June 30, 2013 and 2012 are as follows:

	Number of Warrants	Weighted Average Exercise Price	Value if Exercised
Outstanding, June 30, 2011	24,019,613	$ 0.11	$ 2,551,961
Granted	456,131	0.15	68,420
Exercised	-	-	-
Cancelled	-	-	-
Outstanding, June 30, 2012	24,475,744.011		2,620,381
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Expired	(24,475,744)	-	-
Outstanding, June 30, 2013	-	$ -	$ -